Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation:

These consolidated financial statements include the accounts of Cardiome Pharma Corp. and its wholly-owned subsidiaries, Rhythm-Search Developments Ltd. (incorporated in Canada), Cardiome, Inc. (incorporated in the United States), Artesian Therapeutics, Inc. (incorporated in the United States), Cardiome Development AG (a company continued under the laws of Switzerland), and Cardiome UK Limited (incorporated in the United Kingdom). Intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates
(b)	Use of estimates:

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts recorded in the consolidated financial statements. Significant areas requiring the use of estimates relate to the assessment of net recoverable value and amortization period of intangible assets, accrual of clinical trial and research expenses, reporting of revenue recognition, and accounting for stock-based compensation expense. The reported amounts and note disclosure are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned course of action. Actual results could differ from those estimates.

Foreign currency translation
(c)	Foreign currency translation:

The Company and its subsidiaries translate monetary assets and liabilities denominated in foreign currency into U.S. dollars using exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are translated at historical exchange rates. Revenues and expenses are translated at average exchange rates during the period. Foreign exchange gains and losses related to available-for-sale financial assets are recognized as part of other comprehensive income (loss) until realized. All other foreign exchange gains and losses are included in the determination of net income.

Financial instruments
(d)	Financial instruments:

Fair value measurements of financial instruments are determined by using a fair value hierarchy that prioritizes the inputs to valuation techniques into three levels according to the relative reliability of the inputs used to estimate the fair values.

The three levels of inputs used to measure fair value are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical financial instruments;

Level 2 - Inputs other than quoted prices that are observable for the financial instrument either directly or indirectly; and

Level 3 - Inputs that are not based on observable market data.

In determining fair value measurements, we use the most observable inputs when available. The fair value hierarchy level at which a financial instrument is categorized is determined on the basis of the lowest level input that is significant to the fair value measurement.

Cash and cash equivalents
(e)	Cash and cash equivalents:

The Company considers all highly liquid investments with an original maturity of 90 days or less, when acquired, to be cash equivalents, which are carried at fair value and are designated as held for trading.

Short-term investments
(f)	Short-term investments:

The Company considers all highly liquid financial instruments with an original maturity greater than 90 days and less than one year to be short-term investments. Short-term investments are determined to be either held for trading or available-for-sale at the time of purchase and are carried at fair value. Subsequent to initial measurement, changes in fair value of held for trading financial instruments are included in the determination of net income and changes in fair value of available-for-sale financial instruments are recognized as other comprehensive income or loss.

Property and equipment
(g)	Property and equipment:

Property and equipment are recorded at cost less accumulated amortization. Amortization is provided using the straight-line method over the following terms:

Asset	Rate

Laboratory equipment	5 years
Computer equipment	3 years
Office equipment	5 years

Leasehold improvements are amortized on a straight-line basis over the lesser of their estimated useful life or the initial lease term.

The Company reviews long-lived depreciable assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company determines whether the carrying value of a long-lived depreciable asset or asset group is recoverable based on its estimates of future asset utilization and undiscounted expected future cash flows the assets are expected to generate. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying amount over the fair value of the asset. The Company primarily uses the income approach when determining the fair value of assets.

Intangible assets
(h)	Intangible assets:

Intangible assets are comprised of patent costs which are associated with the preparation, filing, and obtaining of patents. Maintenance costs of patents are expensed as incurred. Patents are capitalized and amortized on a straight-line basis over the useful lives of the underlying technologies and patents, usually for a period not exceeding 10 years.

The Company evaluates the recoverability of patents based on the expected utilization of the underlying technologies. If the estimated net recoverable value, calculated based on undiscounted estimated future cash flows, is less than the carrying value of the underlying technology, then the carrying value is written down to its fair value. The amounts shown for patent costs do not necessarily reflect present or future values and the ultimate amount recoverable will be dependent upon the successful development and commercialization of products based on these rights.

Leases
(i)	Leases:

Leases have been classified as either capital or operating leases. Leases which transfer substantially all the benefits and risks incidental to the ownership of assets to the Company are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Deferred leasehold inducements
(j)	Deferred leasehold inducements:

Deferred leasehold inducements represent tenant improvement allowances and rent-free periods. These inducements, with the exception of the repayable tenant improvement allowances, are amortized on a straight-line basis over the terms of the leases as a reduction of rent expense.

Revenue recognition
(k)	Revenue recognition:

The Company earns revenue from collaboration arrangements that provide for non-refundable payments as follows:

•	upfront fees at the commencement of the arrangement;

•	milestone payments upon meeting certain milestones as contained in the related collaboration arrangements; and

•	fees based on the number of full time research staff assigned to related research activities and the recovery of related research and development costs.

The Company also earns royalty revenue from a collaboration and license agreement from the commercial sale of an approved product.

Collaboration arrangements entered into by the Company may be revenue arrangements with multiple deliverables. The Company reviews multiple deliverable arrangements and treats elements as separate units of accounting if the following criteria are met:

•	delivered item(s) has standalone value; and

•	if a general right of return exists relative to the delivered item, delivery or performance of the undelivered item(s) is considered probable and substantially in control of the vendor.

Revenue is allocated among the separate units at inception based on their relative selling price. If vendor-specific objective evidence or third-party evidence of selling price does not exist then revenue is allocated using estimated selling prices of deliverables. Revenue from a multiple deliverable arrangement is recognized as a single unit of accounting when the elements in the arrangement do not meet the criteria for separation.

Revenue recognized as a single unit of accounting during the period of ongoing involvement is deferred and amortized on a straight-line basis over the period of ongoing involvement. To the extent that the Company is entitled to upfront, milestone or other lump-sum payments during the period of ongoing involvement, the payments are deferred and amortized on a straight-line basis over the remaining period of ongoing involvement. During this period, the Company will recognize revenue prospectively from the time milestone payments are achieved, services are performed or delivery criteria are met. Changes in estimates are recognized prospectively when changes to the expected term are determined.

Subsequent to the period of ongoing involvement of the Company, milestone payments and fees based on the number of full time research staff are recognized as detailed below:

(i)	Milestone payments are recognized as revenue when they are achieved and are collectible.

(ii)	Fees based on the number of full time research staff assigned to related research activities and the recovery of related research and development costs are recognized in income as research and collaborative fees to the extent the services are performed, are collectible, and represent the fair value of those services.

Royalty revenue is recognized on an accrual basis when earned in accordance with the agreement terms and when royalties from the collaborative partner are determinable and collectibility is reasonably assured, such as upon the receipt of a royalty statement from the collaborative partner.

Research and development costs
(l)	Research and development costs:
Research and development costs are expensed in the period incurred.
Clinical trial expenses
(m)	Clinical trial expenses:

Clinical trial expenses are a component of research and development costs and include fees paid to contract research organizations, investigators and other vendors who conduct certain product development activities on our behalf. The amount of clinical trial expenses recognized in a period related to service agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates are based on patient enrollment, services provided and goods delivered, contractual terms and experience with similar contracts. The Company monitors these factors to the extent possible and adjusts our estimates accordingly. Prepaid expenses or accrued liabilities are adjusted if payments to service providers differ from estimates of the amount of service completed in a given period.

Stock-based compensation and other stock-based payments
(n)	Stock-based compensation and other stock-based payments:

The Company grants stock options to executive officers and directors, and employees pursuant to its stock option plan. The Company uses the fair value method of accounting for all stock-based awards granted, modified or settled during the period. Compensation expense is recorded based on the fair value of the award at the grant date, amortized over the vesting period.

Deferred income taxes
(o)	Deferred income taxes:

The Company accounts for income taxes using the liability method of tax allocation. Deferred income taxes are recognized for the deferred income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases. Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is included in income when a change in tax rates is enacted. Deferred income tax assets are evaluated periodically and if realization is not considered more likely than not, a valuation allowance is provided.

Basic and diluted income per share
(p)	Basic and diluted income per share:

Basic income per share is calculated using the weighted average number of common shares outstanding during the period.

Diluted income per share is calculated using the weighted average number of common shares outstanding during the period, adjusted to include the number of incremental common shares that would have been outstanding if all dilutive potential common shares had been issued. The incremental common shares related to stock options are calculated using the treasury stock method, whereby the potential proceeds from the exercise of dilutive stock options are used to purchase the Company’s common shares at the average market price during the period.